Joint Arrangements	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Joint Arrangements

18. JOINT ARRANGEMENTS
A) Joint Operations
Cenovus has a number of joint operations in the Upstream segments. As at December 31, 2024, the Company also has a 50 percent interest in WRB in the U.S. Refining segment. Phillips 66 holds the remaining 50 percent interest and is the operator of the Wood River Refinery in Illinois and the Borger Refinery in Texas.
As at December 31, 2024, Toledo is 100 percent controlled by Cenovus and has been consolidated. Refer to Note 5 for more information on this transaction.
B) Joint Ventures
Husky-CNOOC Madura Ltd.
The Company holds a 40 percent interest in the jointly-controlled entity HCML. The Company’s share of equity investment income (loss) related to the joint venture is recorded in (income) loss from equity-accounted affiliates.
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

For the years ended December 31,	2024	2023
Revenue	736	615
Expenses	605	545
Net Earnings (Loss)	131	70
Balance Sheet

As at December 31,	2024	2023
Current Assets (1)	441	334
Non-Current Assets	1,594	1,751
Current Liabilities	188	140
Non-Current Liabilities	1,046	1,188
Net Assets	801	757
(1)Includes cash and cash equivalents of $108 million (December 31, 2023 – $111 million).
For the year ended December 31, 2024, the Company’s share of income from the equity-accounted affiliate was $53 million (2023 – $57 million). As at December 31, 2024, the carrying amount of the Company’s share of net assets was $294 million (December 31, 2023 – $344 million). These amounts do not equal the 40 percent joint control of the revenues, expenses and net assets of HCML due to differences in the values attributed to the investment and accounting policies between the joint venture and the Company.
For the year ended December 31, 2024, the Company received $107 million in distributions from HCML (2023 – $93 million) and paid $nil in contributions (2023 – $35 million).
Other Joint Ventures
The Company has interests in a number of individually immaterial joint ventures, which include HMLP and Duvernay. The Company’s aggregate share of equity investment income (loss) related to these joint ventures are recorded in (income) loss from equity-accounted affiliates.
Summarized aggregate financial information is shown below:

For the years ended December 31,	2024	2023
Cenovus's Share of Net Earnings (Loss)	(16)	(1)
Cenovus's Share of Other Comprehensive Income (Loss)	(2)	(2)
Cenovus's Share of Total Other Comprehensive Income (Loss)	(18)	(3)
As at December 31, 2024, the aggregate carrying value of the Company's investment in these joint ventures was $105 million (December 31, 2023 – $22 million).
For the year ended December 31, 2024, the Company received $65 million in distributions from HMLP (2023 – $56 million) and paid $51 million in contributions (2023 – $62 million).